3. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Stock-based compensation costs	$ 26,057	$ 60,901	$ 201,612	$ 241,388
Unrecognized compensation costs related to options vesting			0
Aggregate intrinsic value of "in the money" outstanding	7,950		34,875
Aggregate intrinsic value of "in the money" exercisable	$ 7,450		$ 26,975
Warrants outstanding	666,667
2011 Plan [Member]
Shares authorized for issuance under the plan			1,825,000
Stock options outstanding			954,602
Shares available for future grants			870,398
2006 Plan [Member]
Shares authorized for issuance under the plan			139,898
Stock options outstanding			123,798
Stock options cancelled			23,100
Shares available for future grants			0
1997 Plan [Member]
Stock options outstanding			0
Shares available for future grants			0
Warrants [Member]
Warrants outstanding			3,661,560
Warrant weighted average exercise price			$ 0.75
Warrants [Member] | September 2012 [Member]
Warrant weighted average exercise price			$ 1.06
Warrants authorized for issuance			2,558,519	2,293,013
Warrants [Member] | September 2012-2 [Member]
Warrant weighted average exercise price			$ 0.83
Warrants authorized for issuance			249,627	222,559
Investors [Member]
Common stock sold, shares issued			1,333,334	1,044,776
Proceeds from sale of stock			$ 780,000	$ 700,000
Hershey Stategic [Member]
Common stock sold, shares issued			125,000	37,313
Proceeds from sale of stock			$ 75,000	$ 25,000
Stock Options [Member]
Options granted			15,000	160,000
Stock options outstanding	1,078,400		1,078,400	1,136,000	1,079,079
Stock options cancelled			72,600	103,079
Selling, General and Administrative Expenses [Member]
Stock-based compensation costs	$ 10,696	42,915	$ 134,984	$ 123,370
Cost of Goods Sold [Member]
Stock-based compensation costs	8,669	8,669	34,676	60,680
Research and Development Expenses [Member]
Stock-based compensation costs	$ 6,692	$ 9,317	$ 31,952	$ 57,338